UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                      Value
EQUITY FUND                                         Shares                 (000)
--------------------------------------------   ---------------   ---------------
COMMON STOCK (98.7%)
AEROSPACE & DEFENSE (4.5%)
   Boeing                                                4,600   $           194
   General Dynamics                                      3,100               176
   L-3 Communications Holdings, Cl 3                     1,100                87
   Northrop Grumman                                      2,300               111
   Textron                                               3,900                35
   Tyco International                                    5,200               109
   United Technologies                                   4,500               216
                                                                 ---------------
                                                                             928
                                                                 ---------------
AGRICULTURAL OPERATIONS (0.7%)
   Archer-Daniels-Midland                                5,000               137
                                                                 ---------------
AGRICULTURAL PRODUCTS (0.4%)
   Bunge                                                   900                39
   Fresh Del Monte Produce *                             2,000                48
                                                                 ---------------
                                                                              87
                                                                 ---------------
AIR FREIGHT & LOGISTICS (0.4%)
   FedEx                                                 1,700                87
                                                                 ---------------
AIRCRAFT (1.6%)
   Honeywell International                               4,200               138
   Lockheed Martin                                       2,300               188
                                                                 ---------------
                                                                             326
                                                                 ---------------
APPAREL RETAIL (0.7%)
   Gap                                                   6,500                73
   TJX                                                   3,800                74
                                                                 ---------------
                                                                             147
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
   Ameriprise Financial                                  4,000                80
   Bank of New York Mellon                               4,300               111
   Federated Investors, Cl B                             2,900                57
   State Street                                          1,900                44
                                                                 ---------------
                                                                             292
                                                                 ---------------
BANKS (3.6%)
   Bank of America                                      16,400               108
   BB&T                                                  5,500               109
   Comerica                                              2,500                42
   Fifth Third Bancorp                                   6,900                16
   Huntington Bancshares                                 6,700                19
   JPMorgan Chase                                        8,700               222
   Regions Financial                                     9,900                34
   SunTrust Banks                                        2,800                34
   Wells Fargo                                           7,768               147
                                                                 ---------------
                                                                             731
                                                                 ---------------
BIOTECHNOLOGY (0.8%)
   Amgen *                                               3,100               170
                                                                 ---------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.3%)
   CBS, Cl B                                             9,900                57
                                                                 ---------------
CHEMICALS (1.1%)
   Dow Chemical                                          8,800               102

                                                                           Value
                                                    Shares                 (000)
                                               ---------------   ---------------
CHEMICALS (CONTINUED)
   Eastman Chemical                                      1,600   $            41
   PPG Industries                                        2,200                83
                                                                 ---------------
                                                                             226
                                                                 ---------------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                   3,600                35
                                                                 ---------------
COMMERCIAL SERVICES (0.7%)
   Affiliated Computer Services, Cl A *                  2,000                92
   Convergys *                                           6,400                48
                                                                 ---------------
                                                                             140
                                                                 ---------------
COMPUTER & ELECTRONICS RETAIL (0.6%)
   Best Buy                                              4,500               126
                                                                 ---------------
COMPUTERS & SERVICES (10.1%)
   Apple *                                               1,400               126
   Computer Sciences *                                   2,300                85
   Dell *                                               13,000               123
   eBay *                                                9,400               113
   Google, Cl A *                                          300               101
   Hewlett-Packard                                       9,200               320
   International Business Machines                       5,200               477
   Microsoft                                            27,800               475
   Seagate Technology                                    6,100                23
   Sun Microsystems *                                    9,600                40
   Symantec *                                            9,700               149
   Western Digital *                                     3,200                47
                                                                 ---------------
                                                                           2,079
                                                                 ---------------
CONSUMER DISCRETIONARY (2.4%)
   Kimberly-Clark                                        2,400               124
   Procter & Gamble                                      6,700               365
                                                                 ---------------
                                                                             489
                                                                 ---------------
CONSUMER PRODUCTS (0.4%)
   Hasbro                                                2,000                48
   Polaris Industries                                    1,700                36
                                                                 ---------------
                                                                              84
                                                                 ---------------
DISTRIBUTORS (0.2%)
   Genuine Parts                                         1,300                42
                                                                 ---------------
ELECTRICAL SERVICES (5.4%)
   Alliant Energy                                        1,600                46
   American Electric Power                               3,900               122
   DTE Energy                                            2,400                83
   Duke Energy                                           5,000                76
   Edison International                                  3,700               121
   General Electric                                     28,100               341
   PG&E                                                  3,400               131
   Sempra Energy                                         2,300               101
   Xcel Energy                                           4,400                81
                                                                 ---------------
                                                                           1,102
                                                                 ---------------
FINANCIAL SERVICES (2.7%)
   Capital One Financial                                 4,200                67
   Citigroup                                            18,200                65
   Discover Financial Services                           1,450                10

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                      Value
EQUITY FUND                                         Shares                 (000)
--------------------------------------------   ---------------   ---------------
FINANCIAL SERVICES (CONTINUED)
   Goldman Sachs Group                                   2,000   $           161
   Morgan Stanley                                        8,900               180
   NYSE Euronext                                         3,000                66
                                                                 ---------------
                                                                             549
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO (3.3%)
   Coca-Cola                                             2,700               115
   Coca-Cola Enterprises                                 4,600                52
   ConAgra Foods                                         5,300                91
   Pepsi Bottling Group                                  2,400                46
   PepsiCo                                               2,100               106
   Philip Morris International                           3,200               119
   Sara Lee                                              8,700                87
   Supervalu                                             3,200                56
                                                                 ---------------
                                                                             672
                                                                 ---------------
HEALTH CARE DISTRIBUTORS (0.4%)
   AmerisourceBergen, Cl A                               2,300                83
                                                                 ---------------
HEALTH CARE EQUIPMENT (1.3%)
   Beckman Coulter                                       1,000                50
   Medtronic                                             6,700               224
                                                                 ---------------
                                                                             274
                                                                 ---------------
HEALTH CARE FACILITIES (0.2%)
   Universal Health Services, Cl B                       1,100                42
                                                                 ---------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.2%)
   Whirlpool                                             1,400                47
                                                                 ---------------
INSURANCE (6.9%)
   ACE                                                   1,500                66
   Aetna                                                 4,200               130
   Allstate                                              4,500                98
   Chubb                                                 3,000               128
   Cigna                                                 4,000                69
   Hartford Financial Services Group                     3,100                41
   Lincoln National                                      2,800                42
   Loews                                                 2,500                61
   MetLife                                               3,900               112
   Prudential Financial                                  2,100                54
   Travelers                                             4,300               166
   UnitedHealth Group                                    7,700               218
   Unum Group                                            5,300                75
   WellPoint *                                           4,100               170
                                                                 ---------------
                                                                           1,430
                                                                 ---------------
IT CONSULTING & OTHER SERVICES (0.2%)
   Accenture, Cl A                                       1,300                41
                                                                 ---------------
MACHINERY (3.4%)
   Black & Decker                                        1,200                35
   Caterpillar                                           4,300               133
   Cummins                                               3,200                77
   Dover                                                 2,600                73
   Eaton                                                 2,300               101
   Illinois Tool Works                                   3,600               118
   Johnson Controls                                      6,400                80


                                                                           Value
                                                    Shares                 (000)
                                               ---------------   ---------------
MACHINERY (CONTINUED)
   Parker Hannifin                                       2,100   $            80
                                                                 ---------------
                                                                             697
                                                                 ---------------
METAL & GLASS CONTAINERS (0.3%)
   Ball                                                  1,800                69
                                                                 ---------------
MOTORCYCLE MANUFACTURERS (0.2%)
   Harley-Davidson                                       3,500                43
                                                                 ---------------
MULTIMEDIA (2.4%)
   DISH Network, Cl A *                                  3,400                44
   News, Cl A                                           20,500               131
   Time Warner                                          21,400               200
   Walt Disney                                           6,300               130
                                                                 ---------------
                                                                             505
                                                                 ---------------
OFFICE ELECTRONICS (0.3%)
   Xerox                                                10,200                68
                                                                 ---------------
OFFICE EQUIPMENT (0.7%)
   3M                                                    2,100               113
   Steelcase, Cl A                                       7,500                32
                                                                 ---------------
                                                                             145
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
   Schlumberger                                            900                37
   Tidewater                                             2,000                83
                                                                 ---------------
                                                                             120
                                                                 ---------------
PAPER & PAPER PRODUCTS (0.3%)
   International Paper                                   6,500                59
                                                                 ---------------
PAPER PACKAGING (0.2%)
   Sonoco Products                                       2,100                48
                                                                 ---------------
PETROLEUM & FUEL PRODUCTS (13.8%)
   Anadarko Petroleum                                    1,900                70
   Apache                                                1,700               128
   Chevron                                               7,400               522
   Cimarex Energy                                        1,800                45
   ConocoPhillips                                        6,400               304
   Exxon Mobil                                          16,100             1,231
   Marathon Oil                                          6,000               163
   Occidental Petroleum                                  1,800                98
   Patterson-UTI Energy                                  3,200                31
   Sunoco                                                2,100                97
   Tesoro                                                1,500                26
   Valero Energy                                         5,200               125
                                                                 ---------------
                                                                           2,840
                                                                 ---------------
PETROLEUM REFINING (0.4%)
   Devon Energy                                          1,200                74
                                                                 ---------------
PHARMACEUTICALS (10.5%)
   Abbott Laboratories                                   1,600                89
   Bristol-Myers Squibb                                  6,600               141
   Eli Lilly                                             5,800               214
   Forest Laboratories *                                 3,700                93
   Johnson & Johnson                                     6,300               363
   King Pharmaceuticals *                                5,800                51
   Merck                                                10,000               285

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

LSV CONSERVATIVE CORE                                                      Value
EQUITY FUND                                         Shares                 (000)
--------------------------------------------   ---------------   ---------------
PHARMACEUTICALS (CONTINUED)
   Pfizer                                               25,900   $           378
   Schering-Plough                                      10,800               190
   Watson Pharmaceuticals *                              2,100                57
   Wyeth                                                 6,800               292
                                                                 ---------------
                                                                           2,153
                                                                 ---------------
PRINTING & PUBLISHING (0.2%)
   Lexmark International, Cl A *                         1,800                43
                                                                 ---------------
RAILROADS (1.7%)
   CSX                                                   3,700               107
   Norfolk Southern                                      2,100                81
   Union Pacific                                         3,800               166
                                                                 ---------------
                                                                             354
                                                                 ---------------
REINSURANCE (0.4%)
   Everest Re Group                                        600                38
   PartnerRe                                               600                39
                                                                 ---------------
                                                                              77
                                                                 ---------------
RETAIL (3.3%)
   Brinker International                                 2,900                32
   Darden Restaurants                                    2,100                55
   Home Depot                                            1,900                41
   Kroger                                                4,700               106
   Macy's                                                7,700                69
   Safeway                                               5,500               118
   Wal-Mart Stores                                       5,400               254
                                                                 ---------------
                                                                             675
                                                                 ---------------
RETAIL REIT'S (0.2%)
   National Retail Properties                            2,900                42
                                                                 ---------------
SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
   Analog Devices                                        4,300                86
   Cymer *                                               2,300                47
   Integrated Device Technology *                        7,700                44
   Intel                                                23,900               308
   Vishay Intertechnology *                              6,900                21
                                                                 ---------------
                                                                             506
                                                                 ---------------
SPECIALIZED REIT'S (0.1%)
   Hospitality Properties Trust                          2,100                28
                                                                 ---------------
STEEL & STEEL WORKS (0.3%)
   Nucor                                                 1,600                65
                                                                 ---------------
TECHNOLOGY DISTRIBUTORS (0.2%)
   Avnet *                                               2,600                51
                                                                 ---------------
TELEPHONES & TELECOMMUNICATIONS (6.0%)
   AT&T                                                 21,200               522
   Cisco Systems *                                      12,900               193
   Corning                                               5,600                57
   Embarq                                                3,000               107
   Verizon Communications                               11,700               349
                                                                 ---------------
                                                                           1,228
                                                                 ---------------
TOTAL COMMON STOCK
      (Cost $34,487)                                                      20,313
                                                                 ---------------

                                                 Face Amount               Value
                                                    (000)                  (000)
                                               ---------------   ---------------
REPURCHASE AGREEMENT (1.1%)
 Morgan Stanley
   0.110%, dated 01/30/09, to be repurchased
   on 02/02/09, repurchase price $227,772
   (collateralized by a U.S. Treasury Bond,
   par value $160,705, 8.000%, 11/15/21,
   with total market value $232,332                  $     228   $           228
                                                                 ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $228)                                                               228
                                                                 ---------------
TOTAL INVESTMENTS (99.8%)
 (Cost $34,715) +                                                $        20,541
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $20,579(000).
*    NON-INCOME PRODUCING SECURITY.
CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,665(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $305(000) AND $(14,429)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                  Level 1   Level 2   Level 3    Total
                                  -------   -------   -------   -------
Investments in Securities (000)   $20,541     $--       $--     $20,541

LSV-QH-003-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009